December 26, 1996


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Haven Capital Management, Inc.
    File No.  33-76670

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.

Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


               U.S. SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 24f-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

1.  Name and address of issuer: Haven Capital Management, Inc.
                                655 Third Avenue
                                New York, NY 10017

2.  Name of each series or class of funds for which this notice is filed:

    The Haven Fund

3.  Investment Company Act File Number:   811-8428

    Securities Act File Number:   33-76670

4.  Last day of fiscal year for which this notice is filed:   10/31/96

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                        [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1),
    if applicable:   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning
    of the fiscal year:   N/A


8.  Number and amount of securities registered during the fiscal year other
    than pursuant to rule 24f-2:   N/A

9.  Number and aggregate sale price of securities sold during the fiscal year:

    Number:               212,897
    Sale Price:        $2,709,097

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

    Number:               212,897
    Sale Price:        $2,709,097

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

    Number:               225,609
    Sale Price:        $2,653,736

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):      $   2,709,097

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable): +   2,653,736

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                    -   5,242,835

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                    +        0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii),
    plus line (iv)] (if applicable):                           $    119,998

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law or
    regulation:                                                /       3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                                $     36.36

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                      [ X  ]


Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

December 16, 1996

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Colin Ferenbach
        Colin Ferenbach
        President

Date:   December 23, 1996



December 24, 1996

The Haven Capital Management Trust
655 Third Avenue
New York, New York 10017

Dear Sirs:

We refer to the Rule 24f-2 Notice (the "Rule 24f-2 Notice"), dated today, relating to the Registration Statement on Form N-1A covering shares of beneficial interest, par value of $0.001 per share, of The Haven Capital Management Trust, a Delaware business trust (the "Trust"). The Trust has registered an indefinite number of shares of beneficial interest under such Registration Statement pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice makes definite the number of shares of beneficial interest of the Trust (212,897) that were so registered during the fiscal year ended October 31, 1996.

We have examined and relied upon originals, or copies certified to our satisfaction, of such corporate records, documents, certificates and other instruments as in our judgment are necessary or appropriate to enable us to render the opinion set forth below.

We are of the following opinion:

The 212,897 shares of beneficial interest of the Trust, the registration of which the Rule 24f-2 Notice makes definite in number, have been duly authorized and, to the extent they remain outstanding, are legally issued, fully paid and nonassessable.

We hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice. In giving such consent, we do not hereby admit that we come within the category of persons whose consent is required under
Section 7 of the Securities Act of 1933, as amended, or the rules and regulations of the Securities and Exchange Commission thereunder.

Very truly yours,

/s/ Debevoise & Plimpton
Debevoise & Plimpton